Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,370,000
Previously Paid Amount	0.00
Total Fee Amount	1,337.19
Total Offset Amount	0.00
Net Fee	1,337.19
Narrative - Max Aggregate Offering Price	$ 15,370,000
Final Prospectus	true